________________________________________________________________________________


                               CAPITAL VALUE FUND

________________________________________________________________________________

                 a series of The Nottingham Investment Trust II






                               SEMI-ANNUAL REPORT


                     FOR THE PERIOD ENDED SEPTEMBER 30, 2000






                               INVESTMENT ADVISOR
                        Capital Investment Counsel, Inc.
                              Post Office Box 32249
                          Raleigh, North Carolina 27622
                                 1-919-831-2370

                               CAPITAL VALUE FUND
                           105 North Washington Street
                              Post Office Drawer 69
                     Rocky Mount, North Carolina 27802-0069
                                 1-800-525-3863




This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the fund nor the fund's distributor is a bank.

For more information about Capital Value Fund, including charges and expenses, call the fund for a free prospectus. You should read the prospectus carefully before you invest or send money.


                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2000
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 58.44%

      Auto & Truck - Parts & Equipment - 0.22%
           Federal-Mogul Corporation .............................................                    6,000              $    32,250
                                                                                                                         -----------

      Commercial Services - 1.12%
        (a)Gartner Group, Inc. Class A ...........................................                   14,000                  167,125
                                                                                                                         -----------

      Computers - 8.05%
           Compaq Computer Corporation ...........................................                   15,000                  413,700
        (a)EMC Corporation .......................................................                    8,000                  793,000
                                                                                                                         -----------
                                                                                                                           1,206,700
                                                                                                                         -----------
      Computer Software & Services - 22.31%
        (a)At Home Corporation ...................................................                    5,500                   77,688
        (a)BroadVision, Inc. .....................................................                    2,000                   51,125
        (a)Cisco Systems, Inc. ...................................................                   25,000                1,381,250
        (a)Compuware Corporation .................................................                   12,000                  100,500
        (a)Intuit Inc. ...........................................................                    3,000                  171,000
        (a)Legato Systems, Inc. ..................................................                   14,000                  188,125
        (a)New Era of Networks, Inc. .............................................                   12,000                  291,937
        (a)Novell, Inc. ..........................................................                    5,500                   54,656
        (a)Oracle Corporation ....................................................                   10,000                  787,500
        (a)Parametric Technology Corporation .....................................                   15,000                  164,063
        (a)Synopsis, Inc. ........................................................                    2,000                   75,750
                                                                                                                         -----------
                                                                                                                           3,343,594
                                                                                                                         -----------

      Electronics - Semiconductor - 3.88%
        (a)Cree Research, Inc. ...................................................                    5,000                  581,250
                                                                                                                         -----------

      Financial - Banks, Commercial - 2.62%
           Bank of America Corporation ...........................................                    3,000                  157,125
           First Union Corporation ...............................................                    3,000                   96,750
           The Chase Manhattan Corporation .......................................                    3,000                  138,563
                                                                                                                         -----------
                                                                                                                             392,438
                                                                                                                         -----------
      Financial - Securities Broker - 1.44%
        (a)Knight Trading Group, Inc. ............................................                    6,000                  216,000
                                                                                                                         -----------

      Financial Services - 1.65%
        (a)E*TRADE Group, Inc. ...................................................                   15,000                  246,563
                                                                                                                         -----------

      Office & Business Equipment - 6.05%
        (a)Splash Technology Holdings, Inc. ......................................                   98,000                  906,500
                                                                                                                         -----------

      Printers & Related Products - 0.67%
        (a)Electronics for Imaging, Inc. .........................................                    4,000                  101,000
                                                                                                                         -----------

                                                                                                                         (Continued)


                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2000
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Retail - Apparel - 1.20%
           NIKE, Inc. ............................................................                    4,500              $   180,281
                                                                                                                         -----------

      Retail - Department Stores - 0.96%
           Wal-Mart Stores, Inc. .................................................                    3,000                  144,562
                                                                                                                         -----------

      Retail - Restaurants - 1.01%
           McDonald's Corporation ................................................                    5,000                  150,937
                                                                                                                         -----------

      Telecommunications - 2.89%
           Lucent Technologies Inc. ..............................................                    6,500                  198,250
        (a)Performance Technologies, Incorporated ................................                    3,000                   42,188
        (a)Verizon Communications ................................................                    2,440                  118,187
           Telefonaktiebolaget LM Ericsson AB (Ericsson AB) - ADR ................                    5,000                   74,062
                                                                                                                         -----------
                                                                                                                             432,687
                                                                                                                         -----------
      Tobacco - 1.77%
           Philip Morris Companies Inc. ..........................................                    9,000                  264,938
                                                                                                                         -----------

      Transport - Services - 0.59%
        (a)FedEx Corp. ...........................................................                    2,000                   88,780
                                                                                                                         -----------

      Transportation - Air - 1.62%
        (a)US Airways Group, Inc. ................................................                    8,000                  243,500
                                                                                                                         -----------

      Utilities - Telecommunications - 0.39%
           Sprint Corporation ....................................................                    2,000                   57,750
                                                                                                                         -----------

                       Total Common Stocks (Cost $6,277,152) ..............................................                8,756,855
                                                                                                                         -----------

------------------------------------------------------------------------------------------------------------------------------------
                                                                              Interest             Maturity
                                                         Principal              Rate                 Date
------------------------------------------------------------------------------------------------------------------------------------

CORPORATE OBLIGATIONS - 12.33%

           A T & T Corporation .....................     $ 50,000              7.500%              06/01/06                   50,625
           A T & T Corporation .....................       50,000              8.125%              01/15/22                   49,875
           A T & T Corporation .....................       50,000              8.125%              07/15/24                   50,250
           A T & T Corporation .....................      100,000              8.625%              12/01/31                  102,250
           American Express Company ................       50,000              8.625%              05/15/22                   51,799
           Anheuser-Busch Companies, Inc. ..........       25,000              9.000%              12/01/09                   27,768
           Archer Daniels Midland Corporation ......      100,000              6.250%              05/15/03                   98,112
           Archer Daniels Midland Corporation ......       25,000              8.875%              04/15/11                   27,370


                                                                                                                         (Continued)

                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2000
                                                             (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                              Interest             Maturity                 Value
                                                         Principal              Rate                 Date                  (Note 1)
------------------------------------------------------------------------------------------------------------------------------------

CORPORATE OBLIGATIONS - (Continued)

           BellSouth Telecommunications ............     $ 50,000              6.250%              05/15/03              $    49,250
           BellSouth Telecommunications ............       50,000              7.000%              02/01/05                   50,000
           BellSouth Telecommunications ............       25,000              7.875%              08/01/32                   24,719
           BellSouth Telecommunications ............      125,000              6.750%              10/15/33                  106,406
           The Boeing Company ......................      150,000              8.750%              09/15/31                  170,441
           The Coca-Cola Company ...................       70,000              8.500%              02/01/22                   74,325
           Du Pont (E.I.) De Nemours & Company .....       50,000              8.125%              03/15/04                   52,059
           Du Pont (E.I.) De Nemours & Company .....       50,000              7.950%              01/15/23                   49,695
           Duke Energy Corp ........................       20,000              6.375%              03/01/08                   18,900
           Duke Energy Corp ........................      100,000              6.750%              08/01/25                   86,750
           General Electric Capital Corporation ....      100,000              8.750%              05/21/07                  109,806
           International Business Machines .........       50,000              8.375%              11/01/19                   53,750
           Morgan Stanley Group, Inc. ..............       75,000              7.500%              02/01/24                   69,239
           Pacific Bell ............................      100,000              6.250%              03/01/05                   97,311
           United Parcel Service of America ........       50,000              8.375%              04/01/20                   55,663
           U S West Communications Group ...........       50,000              6.875%              09/15/33                   41,610
           Wachovia Corporation ....................       75,000              6.375%              04/15/03                   73,976
           Wal-Mart Stores, Inc. ...................       25,000              6.500%              06/01/03                   24,917
           Wal-Mart Stores, Inc. ...................      150,000              8.875%              06/29/11                  154,283
           Wal-Mart Stores, Inc. ...................       25,000              8.500%              09/15/24                   26,531
                                                                                                                         -----------

                       Total Corporate Obligations (Cost $1,798,366) ..........................                            1,847,680
                                                                                                                         -----------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Shares
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANIES - 9.16%

      Evergreen Money Market Treasury Institutional Money
           Market Fund Institutional Service Shares ...........................................      685,957                 685,957
      Evergreen Money Market Treasury Institutional Treasury Money
           Market Fund Institutional Service Shares ...........................................      685,956                 685,956
                                                                                                                         -----------
                       Total Investment Companies (Cost $1,371,913) ...........................                            1,371,913
                                                                                                                         -----------


Total Value of Investments (Cost $9,447,431 (b)) ..............................................       79.93%             $11,976,448
Other Assets Less Liabilities .................................................................       20.07%               3,008,045
                                                                                                     ------              -----------
      Net Assets ..............................................................................      100.00%             $14,984,493
                                                                                                     ======              ===========


                                                                                                                         (Continued)

                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2000
                                                             (Unaudited)




      (a)  Non-income producing investment.

      (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is  the  same.  Unrealized  appreciation
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


           Unrealized appreciation ............................................................................         $ 3,771,859
           Unrealized depreciation ............................................................................          (1,242,842)
                                                                                                                        -----------

                       Net unrealized appreciation ............................................................         $ 2,529,017
                                                                                                                        ===========

      The following acronym is used in this portfolio:

           ADR - American Depository Receipt






























See accompanying notes to financial statements


                                                         CAPITAL VALUE FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         September 30, 2000
                                                             (Unaudited)

ASSETS
      Investments, at value (cost $9,447,431) .........................................................                $ 11,976,448
      Cash ............................................................................................                   3,067,230
      Income receivable ...............................................................................                      49,683
      Other asset .....................................................................................                       5,980
                                                                                                                       ------------

           Total assets ...............................................................................                  15,099,341
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ................................................................................                      21,773
      Payable for investment purchases ................................................................                      93,075
                                                                                                                       ------------

           Total liabilities ..........................................................................                     114,848
                                                                                                                       ------------

NET ASSETS
      (applicable to 815,689 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                $ 14,984,493
                                                                                                                       ============

NET ASSET VALUE AND REDEMPTION PRICE PER INVESTOR CLASS SHARE
      ($14,984,493 / 815,689 shares) ..................................................................                $      18.37
                                                                                                                       ============

OFFERING PRICE PER INVESTOR CLASS SHARE
      (100 / 96.5 of $18.37) ..........................................................................                $      19.04
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                $  9,626,931
      Accumulated net investment loss .................................................................                      (7,012)
      Undistributed net realized gain on investments ..................................................                   2,835,557
      Net unrealized appreciation on investments ......................................................                   2,529,017
                                                                                                                       ------------
                                                                                                                       $ 14,984,493
                                                                                                                       ============














See accompanying notes to financial statements


                                                         CAPITAL VALUE FUND

                                                       STATEMENT OF OPERATIONS

                                                   Period ended September 30, 2000
                                                             (Unaudited)


NET INVESTMENT LOSS

      Income
           Interest .......................................................................................             $    71,858
           Dividends ......................................................................................                  60,485
                                                                                                                        -----------

                Total income ..............................................................................                 132,343
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) ..............................................................                  45,756
           Fund administration fees (note 2) ..............................................................                  13,345
           Distribution and service fees - Investor Class Shares (note 3) .................................                  38,130
           Custody fees ...................................................................................                   1,905
           Registration and filing administration fees (note 2) ...........................................                   1,765
           Fund accounting fees (note 2) ..................................................................                  12,000
           Audit fees .....................................................................................                   6,017
           Legal fees .....................................................................................                   2,507
           Securities pricing fees ........................................................................                   2,649
           Shareholder recordkeeping fees .................................................................                   4,500
           Shareholder servicing expenses .................................................................                   3,008
           Registration and filing expenses ...............................................................                   1,755
           Printing expenses ..............................................................................                   1,856
           Trustee fees and meeting expenses ..............................................................                   2,006
           Other operating expenses .......................................................................                   2,156
                                                                                                                        -----------

                Total expenses ............................................................................                 139,355
                                                                                                                        -----------

                    Net investment loss ...................................................................                  (7,012)
                                                                                                                        -----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized gain from investment transactions ......................................................               2,549,181
      Decrease in unrealized appreciation on investments ..................................................              (4,611,200)
                                                                                                                        -----------

           Net realized and unrealized loss on investments ................................................              (2,062,019)
                                                                                                                        -----------

                Net decrease in net assets resulting from operations ......................................             $(2,069,031)
                                                                                                                        ===========








See accompanying notes to financial statements


                                                         CAPITAL VALUE FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period ended          Year ended
                                                                                                  September 30,          March 31,
                                                                                                    2000 (a)               2000
------------------------------------------------------------------------------------------------------------------------------------

(DECREASE) INCREASE IN NET ASSETS

     Operations
          Net investment (loss) income ..............................................              $    (7,012)         $     7,418
          Net realized gain from investment transactions ............................                2,549,181              828,190
          (Decrease) increase in unrealized appreciation on investments .............               (4,611,200)           4,240,386
                                                                                                   -----------          -----------

              Net (decrease) increase in net assets resulting from operations .......               (2,069,031)           5,075,994
                                                                                                   -----------          -----------

     Distributions to shareholders from
          Net investment income .....................................................                        0               (7,418)
          Net realized gain from investment transactions ............................                        0             (939,190)
                                                                                                   -----------          -----------

              Decrease in net assets resulting from distributions ...................                        0             (946,608)
                                                                                                   -----------          -----------

     Capital share transactions
          Increase in net assets resulting from capital share transactions (b) ......                  566,277            1,301,587
                                                                                                   -----------          -----------

                      Total (decrease) increase in net assets .......................               (1,502,754)           5,430,973

NET ASSETS

     Beginning of period ............................................................               16,487,247           11,056,274
                                                                                                   -----------          -----------

     End of period ..................................................................              $14,984,493          $16,487,247
                                                                                                   ===========          ===========

(a) Unaudited.

(b)  A summary of capital share activity follows:
                                                ------------------------------------------------------------------------------------
                                                                   Period ended                               Year ended
                                                              September 30, 2000 (a)                        March 31, 2000

                                                           Shares                Value               Shares                Value
                                                ------------------------------------------------------------------------------------

Shares sold ....................................              51,994          $   991,928               82,969          $ 1,479,836

Shares issued for reinvestment of distributions                    0                    0               49,947              944,653
                                                         -----------          -----------          -----------          -----------

                                                              51,994              991,928              132,916            2,424,489

Shares redeemed ................................             (22,086)            (425,651)             (69,039)          (1,122,902)
                                                         -----------          -----------          -----------          -----------

     Net increase ..............................              29,908          $   566,277               63,877          $ 1,301,587
                                                         ===========          ===========          ===========          ===========



See accompanying notes to financial statements


                                                         CAPITAL VALUE FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

------------------------------------------------------------------------------------------------------------------------------------
                                                      Period ended     Year ended      Year ended      Year ended      Year ended
                                                      September 30,     March 31,       March 31,       March 31,       March 31,
                                                        2000 (a)          2000            1999            1998            1997
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ............      $     20.98     $     15.32     $     14.51     $     12.50     $     11.92

   (Loss) income from investment operations
           Net investment (loss) income .........            (0.01)           0.01            0.06            0.13            0.15
           Net realized and unrealized (loss) gain
                on investments ..................            (2.60)           6.99            2.02            3.93            0.70
                                                       -----------     -----------     -----------     -----------     -----------

                Total from investment operations             (2.61)           7.00            2.08            4.06            0.85
                                                       -----------     -----------     -----------     -----------     -----------

   Distributions to shareholders from
           Net investment income ................             0.00           (0.01)          (0.06)          (0.13)          (0.15)
           Tax return of capital ................             0.00            0.00            0.00            0.00           (0.01)
           Net realized gain from investment
                transactions ....................             0.00           (1.33)          (1.21)          (1.92)          (0.11)
                                                       -----------     -----------     -----------     -----------     -----------

                Total distributions .............             0.00           (1.34)          (1.27)          (2.05)          (0.27)
                                                       -----------     -----------     -----------     -----------     -----------

Net asset value, end of period ..................      $     18.37     $     20.98     $     15.32     $     14.51     $     12.50
                                                       ===========     ===========     ===========     ===========     ===========

Total return ....................................           (12.44)%         46.68 %         14.67 %         32.89 %          7.08 %
                                                       ===========     ===========     ===========     ===========     ===========

Ratios/supplemental data
   Net assets, end of period ....................      $14,984,493     $16,487,247     $11,056,274     $ 9,888,068     $ 7,738,255
                                                       ===========     ===========     ===========     ===========     ===========

   Ratio of expenses to average net assets
           Before expense reimbursements and waived fees      1.83 %(b)       1.95 %          2.15 %          2.12 %          2.38 %
           After expense reimbursements and waived fees       1.83 %(b)       1.95 %          2.15 %          2.12 %          2.38 %

   Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees     (0.10)%(b)       0.06 %          0.40 %          0.91 %          1.12 %
           After expense reimbursements and waived fees      (0.10)%(b)       0.06 %          0.40 %          0.91 %          1.12 %

   Portfolio turnover rate ......................            22.28 %         34.93 %         70.65 %         33.50 %          7.31 %




(a) Unaudited.
(b) Annualized.



                                                                                      See accompanying notes to financial statements


                               CAPITAL VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2000
                                   (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

              The Capital Value Fund (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"). The Trust, an open-ended investment company, was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to provide its shareholders with a maximum total return consisting of any combination of capital appreciation, both realized and unrealized, and income under the constantly varying market conditions by investing in a flexible portfolio of equity securities, fixed income securities, and money market instruments. The Fund began operations on November 16, 1990.

              Pursuant to a plan approved by the Board of Trustees of the Trust, the existing single class of shares of the Fund was redesignated as the Investor Class of shares of the Fund on June 15, 1995 and an additional class of shares, the Institutional shares, was authorized. To date, only Investor Class shares have been issued by the Fund. The Institutional Class shares will be sold without a sales charge and will bear no distribution and service fees. The Investor Class shares are subject to a maximum 3.50% sales charge and bear distribution and service fees which may not exceed 0.50% of the Investor Class shares' average net assets annually. The following is a summary of significant accounting policies followed by the Fund.

              A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

              B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                    Net investment income and net realized gains may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

              C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on the accrual basis. Dividend income is recorded on the ex-dividend date.



                                                                     (Continued)

                               CAPITAL VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2000
                                   (Unaudited)



              D. Distributions to Shareholders - The Fund generally declares dividends quarterly, payable in March, June, September and December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

              E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amount of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

              Pursuant to an investment advisory agreement, Capital Investment Counsel, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.60% of the first $250 million of the average daily net assets of the Fund and 0.50% of average daily net assets over $250 million.

              The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million of average daily net assets, 0.125% of the next $50 million of average daily net assets, and 0.10% of average daily net assets over $150 million. The Administrator also receives a monthly fee of $2,000 for accounting and recordkeeping services. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $4,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

              NC Shareholder Services, LLC (the "Transfer Agent") serves as the Funds' transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

              Capital Investment Group, Inc. (the "Distributor"), an affiliate of the Advisor, serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the period ended September 30, 2000, the Distributor retained sales charges in the amount of $3,327.

              Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.



                                                                     (Continued)

                               CAPITAL VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2000
                                   (Unaudited)



NOTE 3 - DISTRIBUTION AND SERVICE FEES

              The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), as amended, adopted a distribution plan pursuant to Rule 12b-1 of the Act (the "Plan"). The Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

              The Plan provides that the Fund may incur certain expenses, which may not exceed 0.50% per annum of the Investor Class shares'
              average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of Investor shares of the Fund or support servicing of shareholder accounts. Expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Class shares' average daily net assets. The Fund incurred $38,130 of such expenses under the Plan for the period ended September 30, 2000.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

              Purchases  and  sales  of   investments,   other  than  short-term
              investments, aggregated $2,669,890 and $5,848,004, respectively, for the period ended September 30, 2000.